Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Lease Rental Costs
Net Lease Expense on Operating Leases		$ 224.9	$ 292.6		$ 303.9
Amortization of Capital Leases		93.7	108.5		109.4
Interest on Capital Leases		18.9	25.1		26.1
Total Lease Rental Costs		337.5	426.2	[1]	439.4	[1]
Lease Expenses Related to AEPRO			89.0		96.0
PP&E and Related Obligations Under Capital Leases
Generation		146.3	128.2
Other Property, Plant and Equipment		373.1	439.3
Total Property, Plant and Equipment Under Capital Leases		519.4	567.5
Accumulated Amortization		226.4	214.1
Net Property, Plant and Equipment Under Capital Leases		293.0	353.4
Noncurrent Liability		242.1	247.3
Liability Due Within One Year		63.4	96.2
Total Obligations Under Capital Leases		305.5	343.5
Future Minimum Lease Payments
Capital Leases, 2017		81.3
Noncancelable Operating Leases, 2017		238.2
Capital Leases, 2018		65.0
Noncancelable Operating Leases, 2018		229.5
Capital Leases, 2019		48.7
Noncancelable Operating Leases, 2019		221.0
Capital Leases, 2020		39.3
Noncancelable Operating Leases, 2020		212.7
Capital Leases, 2021		32.8
Noncancelable Operating Leases, 2021		197.6
Capital Leases, Later Years		118.7
Noncancelable Operating Leases, Later Years		282.2
Capital Leases, Total Future Minimum Lease Payments		385.8
Noncancelable Operating Leases, Total Future Minimum Lease Payments		1,381.2
Less Estimated Interest Element on Capital Leases		80.3
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		305.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		$ 36.7
Leases (Textuals) [Abstract]
Maximum Remaining Lease Term		15 years
Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2017	[2]	$ 147.8
2018	[2]	147.8
2019	[2]	147.8
2020	[2]	147.8
2021	[2]	147.8
Later Years	[2]	147.2
Total Future Minimum Lease Payments	[2]	$ 886.2
Leases (Textuals) [Abstract]
Lease Term		33 years
Nuclear Fuel Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2017		$ 5.8
2018		2.4
Total Future Minimum Lease Payments		$ 8.2
Leases (Textuals) [Abstract]
Lease Term		54 months
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost		$ 110.0
Railcar Lease [Member]
Leases (Textuals) [Abstract]
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term		83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Boat and Barge Leases [Member]
Leases (Textuals) [Abstract]
Maximum Potential Lease Payments, AEPRO Barge and Boat Leases		$ 85.0
Guarantor Obligations, Current Carrying Value		13.0
GuaranteeObligationsCurrentCarryingValueOtherLiabilitiesCurrent		2.0
GuaranteeObligationsCurrentCarryingValueOtherLiabilitiesNoncurrent		11.0
Sabine Dragline Lease [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations		47.0
Appalachian Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		16.6	16.4		18.3
Amortization of Capital Leases		6.4	5.6		5.5
Interest on Capital Leases		3.5	0.8		1.0
Total Lease Rental Costs		26.5	22.8		24.8
PP&E and Related Obligations Under Capital Leases
Generation		45.0	43.4
Other Property, Plant and Equipment		18.1	17.6
Total Property, Plant and Equipment Under Capital Leases		63.1	61.0
Accumulated Amortization		18.1	15.6
Net Property, Plant and Equipment Under Capital Leases		45.0	45.4
Noncurrent Liability		38.2	39.1
Liability Due Within One Year		6.8	6.3
Total Obligations Under Capital Leases		45.0	45.4
Future Minimum Lease Payments
Capital Leases, 2017		10.3
Noncancelable Operating Leases, 2017		16.2
Capital Leases, 2018		9.3
Noncancelable Operating Leases, 2018		14.9
Capital Leases, 2019		7.3
Noncancelable Operating Leases, 2019		13.5
Capital Leases, 2020		6.5
Noncancelable Operating Leases, 2020		12.9
Capital Leases, 2021		6.2
Noncancelable Operating Leases, 2021		10.5
Capital Leases, Later Years		23.7
Noncancelable Operating Leases, Later Years		29.0
Capital Leases, Total Future Minimum Lease Payments		63.3
Noncancelable Operating Leases, Total Future Minimum Lease Payments		97.0
Less Estimated Interest Element on Capital Leases		18.3
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		45.0
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		5.4
Indiana Michigan Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		90.5	88.3		93.4
Amortization of Capital Leases		35.6	40.7		44.4
Interest on Capital Leases		3.7	3.3		2.8
Total Lease Rental Costs		129.8	132.3		140.6
PP&E and Related Obligations Under Capital Leases
Generation		26.4	14.5
Other Property, Plant and Equipment		43.7	68.2
Total Property, Plant and Equipment Under Capital Leases		70.1	82.7
Accumulated Amortization		25.4	19.7
Net Property, Plant and Equipment Under Capital Leases		44.7	63.0
Noncurrent Liability		35.3	30.2
Liability Due Within One Year		9.4	32.8
Total Obligations Under Capital Leases		44.7	63.0
Future Minimum Lease Payments
Capital Leases, 2017		15.2
Noncancelable Operating Leases, 2017		91.8
Capital Leases, 2018		9.5
Noncancelable Operating Leases, 2018		90.6
Capital Leases, 2019		5.8
Noncancelable Operating Leases, 2019		89.5
Capital Leases, 2020		5.3
Noncancelable Operating Leases, 2020		86.0
Capital Leases, 2021		5.0
Noncancelable Operating Leases, 2021		81.6
Capital Leases, Later Years		27.6
Noncancelable Operating Leases, Later Years		94.6
Capital Leases, Total Future Minimum Lease Payments		68.4
Noncancelable Operating Leases, Total Future Minimum Lease Payments		534.1
Less Estimated Interest Element on Capital Leases		23.7
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		44.7
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.4
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2017		73.9
2018		73.9
2019		73.9
2020		73.9
2021		73.9
Later Years		73.6
Total Future Minimum Lease Payments		$ 443.1
Leases (Textuals) [Abstract]
Lease Term		33 years
Indiana Michigan Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars		$ 9.0
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term		83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 8.0
Ohio Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		7.1	7.6		6.6
Amortization of Capital Leases		4.2	3.9		5.7
Interest on Capital Leases		0.5	0.6		1.2
Total Lease Rental Costs		11.8	12.1		13.5
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		23.9	23.4
Total Property, Plant and Equipment Under Capital Leases		23.9	23.4
Accumulated Amortization		11.6	10.2
Net Property, Plant and Equipment Under Capital Leases		12.3	13.2
Noncurrent Liability		8.1	9.3
Liability Due Within One Year		4.2	3.9
Total Obligations Under Capital Leases		12.3	13.2
Future Minimum Lease Payments
Capital Leases, 2017		4.7
Noncancelable Operating Leases, 2017		9.3
Capital Leases, 2018		3.8
Noncancelable Operating Leases, 2018		7.9
Capital Leases, 2019		1.5
Noncancelable Operating Leases, 2019		6.4
Capital Leases, 2020		1.1
Noncancelable Operating Leases, 2020		5.4
Capital Leases, 2021		0.9
Noncancelable Operating Leases, 2021		4.5
Capital Leases, Later Years		1.5
Noncancelable Operating Leases, Later Years		18.3
Capital Leases, Total Future Minimum Lease Payments		13.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		51.8
Less Estimated Interest Element on Capital Leases		1.2
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		12.3
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		5.8
Public Service Co Of Oklahoma [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		5.0	5.4		3.2
Amortization of Capital Leases		3.7	3.5		4.2
Interest on Capital Leases		0.6	0.7		0.7
Total Lease Rental Costs		9.3	9.6		8.1
PP&E and Related Obligations Under Capital Leases
Generation		10.0	9.6
Other Property, Plant and Equipment		19.4	18.6
Total Property, Plant and Equipment Under Capital Leases		29.4	28.2
Accumulated Amortization		15.6	13.6
Net Property, Plant and Equipment Under Capital Leases		13.8	14.6
Noncurrent Liability		9.8	10.9
Liability Due Within One Year		4.1	3.7
Total Obligations Under Capital Leases		13.9	14.6
Future Minimum Lease Payments
Capital Leases, 2017		4.7
Noncancelable Operating Leases, 2017		4.4
Capital Leases, 2018		3.4
Noncancelable Operating Leases, 2018		3.9
Capital Leases, 2019		2.1
Noncancelable Operating Leases, 2019		3.4
Capital Leases, 2020		1.5
Noncancelable Operating Leases, 2020		2.9
Capital Leases, 2021		1.1
Noncancelable Operating Leases, 2021		1.9
Capital Leases, Later Years		2.6
Noncancelable Operating Leases, Later Years		4.6
Capital Leases, Total Future Minimum Lease Payments		15.4
Noncancelable Operating Leases, Total Future Minimum Lease Payments		21.1
Less Estimated Interest Element on Capital Leases		1.5
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		13.9
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.0
Southwestern Electric Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		6.7	6.7		5.5
Amortization of Capital Leases		13.6	13.7		14.9
Interest on Capital Leases		5.1	6.2		7.4
Total Lease Rental Costs		25.4	26.6		$ 27.8
PP&E and Related Obligations Under Capital Leases
Generation		34.5	34.5
Other Property, Plant and Equipment		122.1	165.1
Total Property, Plant and Equipment Under Capital Leases		156.6	199.6
Accumulated Amortization		86.5	91.3
Net Property, Plant and Equipment Under Capital Leases		70.1	108.3
Noncurrent Liability		65.5	75.6
Liability Due Within One Year		11.8	21.9
Total Obligations Under Capital Leases		77.3	$ 97.5
Future Minimum Lease Payments
Capital Leases, 2017		14.7
Noncancelable Operating Leases, 2017		6.1
Capital Leases, 2018		13.7
Noncancelable Operating Leases, 2018		5.7
Capital Leases, 2019		12.2
Noncancelable Operating Leases, 2019		5.4
Capital Leases, 2020		10.4
Noncancelable Operating Leases, 2020		5.1
Capital Leases, 2021		9.6
Noncancelable Operating Leases, 2021		4.6
Capital Leases, Later Years		33.1
Noncancelable Operating Leases, Later Years		15.0
Capital Leases, Total Future Minimum Lease Payments		93.7
Noncancelable Operating Leases, Total Future Minimum Lease Payments		41.9
Less Estimated Interest Element on Capital Leases		16.4
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		77.3
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.5
Southwestern Electric Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars		$ 10.0
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term		83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 10.0

[1]	Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million and $96 million for the Years Ended December 31, 2015 and 2014, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	AEP’s future minimum lease payments includes equal shares from AEGCo and I&M.